FAIR VALUE OF FINANCIAL INSTRUMENTS - Summary of fair values and carrying amounts of financial instruments - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($)
$ in Thousands
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 75,559	$ 83,054	$ 67,270	$ 91,041
Variable rate debt	894,761	646,688
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	75,559	83,054
Restricted cash	5,544	5,104
Variable rate debt	894,761	646,688
Estimated Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	75,559	83,054
Restricted cash	5,544	5,104
Variable rate debt	$ 894,761	$ 646,688